Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net operating loss carryforwards	$ 5,897,000
Operating loss carryforwards, expiration description	These net operating loss carryforwards of approximately $5,897,000 may be offset against future taxable income for the years 2021 through 2040.
Accruals for interest and tax penalties
Cumulative Non-Capital Losses [Member]
Net operating loss carryforwards	$ 5,897,000